Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 393.5	€ 219.0
Restricted cash	0.3	0.2
Cash and cash equivalents	€ 393.8	€ 219.2	€ 371.6	€ 329.5